CREDIT FACILITY WITH A BANK AND CONVERTIBLE NOTES (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended					12 Months Ended
	Mar. 12, 2019 USD ($) ₪ / shares shares	Mar. 12, 2019 USD ($) $ / shares shares	Feb. 21, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 30, 2018	Mar. 31, 2017 USD ($)	Mar. 31, 2013 ILS (₪) ₪ / shares	Mar. 31, 2013 USD ($) $ / shares	Dec. 31, 2018 USD ($) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 ILS (₪)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 ILS (₪)	Feb. 28, 2017 USD ($)
Debt Instruments [Line Items]
Long term line of credit						$ 10,000,000
Long-term loan						6,000,000
Credit facility against trade accounts receivable						$ 4,000,000
Percentage of line of credit facility average outstanding					40.00%
Number of warrants exercisable | shares									798,088	798,088
Warrant exercise price | (per share)									₪ 1.36	$ 0.36
Fair value adjustment of warrant										$ 137,000
Increased credit facility with bank									₪ 10,000,000	10,000,000
Short term line of credit									5,000,000	5,000,000
Short Term Borrowing									2,250,000	2,250,000
Short-term loan against trade accounts receivable									₪ 2,750,000	$ 2,750,000
Issue of par value of convertible notes | ₪							₪ 72,256
Proceeds of convertible debt								$ 19,500,000
Percentage of long term debt and capital lease obligations including current maturities								8.65%
Debt instrument interest rate effective, percentage								27.70%
Debt conversion into ordinary share | (per share)							₪ 1.92	$ 1.00904
Amount of convertible debt											₪ 38,128	$ 10,940,000	₪ 38,128	$ 10,421,000
Repayment of convertible debt				$ 500,000
Three shareholders
Debt Instruments [Line Items]
Amount of convertible debt											₪ 6,000	$ 1,700
Subsequent Events
Debt Instruments [Line Items]
Credit facility against trade accounts receivable	$ 6,000,000	$ 6,000,000
Number of warrants exercisable | shares	399,044	399,044
Warrant exercise price | (per share)	$ 1.30	$ 0.36
Fair value adjustment of warrant		$ 62,000
Increased credit facility with bank	$ 15,000,000	15,000,000
Long term or short term debt	$ 9,000,000	$ 9,000,000
Short term line of credit			$ 5,000,000
Short Term Borrowing			2,050,000
Short-term loan against trade accounts receivable			$ 2,950,000
Percentage of line of credit facility outstanding commitment			40.00%
Line of credit facility amount outstanding			$ 2,000,000
Long-term loan
Debt Instruments [Line Items]
Term of loan						3 years
Long-term loan | LIBOR
Debt Instruments [Line Items]
Interest rate basis						quarterly dollar LIBOR
Adjustment to interest rate basis						5.50%
Credit facility | LIBOR
Debt Instruments [Line Items]
Interest rate basis						monthly dollar LIBOR
Adjustment to interest rate basis						4.25%